Summary of Significant Accounting Policies (Expenses Associated with Foreclosed Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate Properties [Line Items]
Net (gain) loss on sales of real estate	$ 649	$ (116)	$ (51)
Total foreclosed real estate expense	1,335	2,275	1,380
Foreclosed [Member]
Real Estate Properties [Line Items]
Real Estate Operating Income (Expense), Net	429	331	571
Loss on write-down on foreclosed real estate	257	2,060	860
Net (gain) loss on sales of real estate	649	(116)	(51)
Total foreclosed real estate expense	$ 1,335	$ 2,275	$ 1,380